UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    ASA Limited
Address: 11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert J.A. Irwin
Title:      Chairman, President  & Treasurer
Phone:      716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin               Buffalo, New York           April 27, 2007
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $179,686
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                                FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                       TITLE                       VALUE      SHARES/    SH/   PUT/   INVESTMENT    OTHER     ----------------------
NAME OF ISSUER         OF CLASS          CUSIP    (x$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
---------------        ------------    ---------  ---------  ---------  -----  ----  -----------  ---------   -------  ------- -----
Barrick Gold           Common Stock    067901108   26,409       925,000   SH           Sole                    925,000
  Corporation

Compania de Minas      Sponsored ADR   204448104   26,955       900,000   SH           Sole                    900,000
  Buenaventura

Goldcorp Inc.          Common Stock    380956409   30,025     1,250,000   SH           Sole                  1,250,000

Harmony Gold           Sponsored ADR   413216300   30,113     2,166,400   SH           Sole                  2,166,400
  Mining Company
  Limited

Meridian Gold          Common Stock    589975101   20,424       800,000   SH           Sole                    800,000
  Inc.

Newmont Mining         Common Stock    651639106   21,850       520,368   SH           Sole                    520,368
  Corporation

Randgold               ADR             752344309   23,910     1,000,000   SH           Sole                    900,000
  Resources
  Limited
